Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Guardian Small-Mid Cap Core VIP Fund | Guardian Small-Mid Cap Core VIP Fund
Prospectus [Line Items]
Annual Return [Percent]	1.56%	6.31%	15.97%	(17.44%)
Guardian Large Cap Disciplined Value VIP Fund | Guardian Large Cap Disciplined Value VIP Fund
Prospectus [Line Items]
Annual Return [Percent]	17.15%	15.52%	13.48%	(4.90%)	29.86%	1.20%	23.41%	(10.89%)	19.20%
Guardian Growth & Income VIP Fund | Guardian Growth & Income VIP Fund
Prospectus [Line Items]
Annual Return [Percent]	10.13%	11.00%	11.56%	(5.22%)	28.23%	2.12%	23.96%	(8.09%)	20.09%
Guardian Balanced Allocation VIP Fund | Guardian Balanced Allocation VIP Fund
Prospectus [Line Items]
Annual Return [Percent]	12.92%	13.81%	17.86%